Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000241302 | Ameriprise Financial, Inc.FR_03076C106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241302 | Loews Corp.FR_540424108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241302 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241302 | Cencora, Inc.FR_03073E105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241302 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241302 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000241302 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000241302 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000241302 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000241302 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000241302 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000241302 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241303 | Ameriprise Financial, Inc.FR_03076C106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241303 | Loews Corp.FR_540424108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241303 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241303 | Cencora, Inc.FR_03073E105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241303 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241303 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000241303 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000241303 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000241303 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000241303 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000241303 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000241303 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074971 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000074971 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000074971 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000074971 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000074971 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000074971 | U.S. Treasury ObligationsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074970 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000074970 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000074970 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000074970 | Money Market FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000074970 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000074970 | U.S. Treasury ObligationsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043870 | Ameriprise Financial, Inc.FR_03076C106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043870 | Loews Corp.FR_540424108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000043870 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000043870 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000043870 | Diamondback Energy, Inc.FR_25278X109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000043870 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000043870 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000043870 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000043870 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000043870 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000043870 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000043870 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000043870 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043869 | Ameriprise Financial, Inc.FR_03076C106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043869 | Loews Corp.FR_540424108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000043869 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000043869 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000043869 | Diamondback Energy, Inc.FR_25278X109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000043869 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000043869 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000043869 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000043869 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000043869 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000043869 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000043869 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000043869 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241304 | Viking Therapeutics, Inc.FR_92686J106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241304 | Super Micro Computer, Inc.FR_86800U104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241304 | ABM Industries, Inc.FR_000957100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241304 | Comfort Systems USA, Inc.FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241304 | Medpace Holdings, Inc.FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241304 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000241304 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000241304 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000241304 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241304 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241304 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000241304 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241304 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241305 | Viking Therapeutics, Inc.FR_92686J106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241305 | Super Micro Computer, Inc.FR_86800U104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241305 | ABM Industries, Inc.FR_000957100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241305 | Comfort Systems USA, Inc.FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241305 | Medpace Holdings, Inc.FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241305 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000241305 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000241305 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000241305 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241305 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241305 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000241305 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241305 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241307 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000241307 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000241307 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000241307 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000241307 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241307 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000241307 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000241307 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000241307 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000241307 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000241307 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000241307 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241306 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000241306 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000241306 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000241306 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000241306 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241306 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000241306 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000241306 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000241306 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000241306 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000241306 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000241306 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000199416 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000199416 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000199416 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000199416 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000199416 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000199416 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000199416 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000199416 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000199416 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000199416 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000199416 | United States
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000199416 | China
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000199416 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000199416 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000199416 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000199416 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000199416 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000199415 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000199415 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000199415 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000199415 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000199415 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000199415 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000199415 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000199415 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000199415 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000199415 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000199415 | United States
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000199415 | China
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000199415 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000199415 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000199415 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000199415 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000199415 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000007721 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000007721 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000007721 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007721 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007721 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007721 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000007721 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000007721 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000007721 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000007721 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007721 | AssetDiscounted Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007721 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007721 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007721 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007721 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007720 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000007720 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000007720 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007720 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007720 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007720 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000007720 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000007720 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000007720 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000007720 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007720 | AssetDiscounted Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007720 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007720 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007720 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007720 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000087495 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000087495 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087495 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087495 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087495 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087495 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000087495 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000087495 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000087495 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000087495 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000087495 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087495 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000087495 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000087495 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087495 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087494 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000087494 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087494 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087494 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087494 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087494 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000087494 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000087494 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000087494 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000087494 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000087494 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087494 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000087494 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000087494 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087494 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223150 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000223150 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223150 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223150 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000223150 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223150 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000223150 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000223150 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000223150 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000223150 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000223150 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223150 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000223150 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223150 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000223150 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000223151 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000223151 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223151 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223151 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000223151 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223151 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000223151 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000223151 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000223151 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000223151 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000223151 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223151 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000223151 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000223151 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000223151 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000223153 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223153 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000223153 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000223153 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000223153 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223153 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223153 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000223153 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000223153 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223153 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000223152 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223152 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000223152 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000223152 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000223152 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223152 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223152 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000223152 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000223152 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223152 | AssetLoan Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000223155 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000223155 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000223155 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000223155 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223155 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000223155 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223155 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000223155 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000223155 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000223155 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000223155 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000223155 | AssetShort-term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223155 | AssetAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000223154 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000223154 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000223154 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000223154 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223154 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000223154 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223154 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000223154 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000223154 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000223154 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000223154 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000223154 | AssetShort-term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000223154 | AssetAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007711 | KBR, Inc.FR_48242W106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007711 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007711 | Marriott International, Inc.FR_571903202
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007711 | Regal Rexnord Corp.FR_758750103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007711 | Hartford Financial Services Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007711 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007711 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007711 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000007711 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007711 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007711 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000007711 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007711 | AssetDiscounted Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007710 | KBR, Inc.FR_48242W106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007710 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007710 | Marriott International, Inc.FR_571903202
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007710 | Regal Rexnord Corp.FR_758750103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007710 | Hartford Financial Services Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007710 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007710 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007710 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000007710 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007710 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007710 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000007710 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007710 | AssetDiscounted Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000223158 | PTC, Inc.FR_69370C100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223158 | Chesapeake Energy Corp.FR_165167735
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000223158 | Liberty Energy, Inc.FR_53115L104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000223158 | East West Bancorp, Inc.FR_27579R104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000223158 | Casey's General Stores, Inc.FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000223158 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223158 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000223158 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223158 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000223158 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000223158 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000223158 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000223159 | PTC, Inc.FR_69370C100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223159 | Chesapeake Energy Corp.FR_165167735
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000223159 | Liberty Energy, Inc.FR_53115L104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000223159 | East West Bancorp, Inc.FR_27579R104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000223159 | Casey's General Stores, Inc.FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000223159 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223159 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000223159 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223159 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000223159 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000223159 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000223159 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007709 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000007709 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007709 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007709 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007709 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000007709 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000007709 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000007709 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007709 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000007709 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007709 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000007709 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007708 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000007708 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007708 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007708 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007708 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000007708 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000007708 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000007708 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007708 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000007708 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007708 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000007708 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223161 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000223161 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000223161 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000223161 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000223161 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223161 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000223161 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000223161 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000223161 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000223161 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223161 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000223161 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000223160 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000223160 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000223160 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000223160 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000223160 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000223160 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000223160 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000223160 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000223160 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000223160 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000223160 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000223160 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000223156 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000223156 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000223156 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000223156 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223156 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223156 | IndustryREIT Diversified
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000223156 | IndustryREIT Apartments
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000223156 | IndustryREIT Storage
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000223156 | IndustryREIT Warehouse/Industry
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000223156 | IndustryREIT Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000223156 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000223156 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000223157 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000223157 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000223157 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000223157 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223157 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000223157 | IndustryREIT Diversified
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000223157 | IndustryREIT Apartments
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000223157 | IndustryREIT Storage
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000223157 | IndustryREIT Warehouse/Industry
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000223157 | IndustryREIT Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000223157 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000223157 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000223163 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223163 | Equity ResidentialFR_29476L107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223163 | DuPont de Nemours, Inc.FR_26614N102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223163 | Honeywell International, Inc.FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223163 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223163 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223163 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223163 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000223163 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223163 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223163 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000223163 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000223162 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223162 | Equity ResidentialFR_29476L107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223162 | DuPont de Nemours, Inc.FR_26614N102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223162 | Honeywell International, Inc.FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223162 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000223162 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223162 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223162 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000223162 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223162 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223162 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000223162 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074975 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074975 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074975 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074975 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074975 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074975 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074975 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000074975 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074975 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074975 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074975 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000074975 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000074975 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000074975 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000074975 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074975 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000074975 | AssetDiscounted Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000074975 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074975 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074975 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074974 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074974 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074974 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074974 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074974 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074974 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074974 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000074974 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074974 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074974 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074974 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000074974 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000074974 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000074974 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000074974 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074974 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000074974 | AssetDiscounted Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000074974 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074974 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074974 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000124877 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000124877 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	85.60%
C000124877 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000124876 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000124876 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	85.60%
C000124876 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000043856 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000043856 | Schneider Electric SEFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000043856 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000043856 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000043856 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000043856 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000043856 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000043856 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000043856 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000043856 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000043856 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000043856 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000043856 | France
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000043856 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000043856 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000043856 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000043856 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043856 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000043855 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000043855 | Schneider Electric SEFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000043855 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000043855 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000043855 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000043855 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000043855 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000043855 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000043855 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000043855 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000043855 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000043855 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000043855 | France
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000043855 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000043855 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000043855 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000043855 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000043855 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000043858 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000043858 | Progressive Corp.FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000043858 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043858 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043858 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000043858 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000043858 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000043858 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000043858 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000043858 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000043858 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000043858 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000043857 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000043857 | Progressive Corp.FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000043857 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000043857 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000043857 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000043857 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000043857 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000043857 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000043857 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000043857 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000043857 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000043857 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075433 | United States
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000075433 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000075433 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000075433 | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000075433 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000075433 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075433 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000075433 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000075433 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000075433 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000075433 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000075432 | United States
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000075432 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000075432 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000075432 | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000075432 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000075432 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075432 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000075432 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000075432 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000075432 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000075432 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000007703 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000007703 | Fujitsu Ltd.FR_635694003
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000007703 | Banco Santander SAFR_570594903
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000007703 | Enel SpAFR_714456902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000007703 | Imperial Brands PLCFR_045449907
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000007703 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000007703 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007703 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000007703 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000007703 | IndustryIndustrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007703 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000007703 | France
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007703 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000007703 | Japan
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000007703 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000007703 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000007703 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007702 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000007702 | Fujitsu Ltd.FR_635694003
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000007702 | Banco Santander SAFR_570594903
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000007702 | Enel SpAFR_714456902
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000007702 | Imperial Brands PLCFR_045449907
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000007702 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000007702 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007702 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000007702 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000007702 | IndustryIndustrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007702 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000007702 | France
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007702 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000007702 | Japan
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000007702 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000007702 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000007702 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000139581 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000139581 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000139581 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000139580 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000139580 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000139580 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000139575 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000139575 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000139575 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000139575 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000139575 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000139575 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000139575 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000139575 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000139575 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000139575 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000139575 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000139575 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000139575 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000139575 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000139575 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000139574 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000139574 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000139574 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000139574 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000139574 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000139574 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000139574 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000139574 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000139574 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000139574 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000139574 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000139574 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000139574 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000139574 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000139574 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000090468 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000090468 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000090468 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000090467 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000090467 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000090467 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000090470 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000090470 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000090470 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000090470 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090469 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000090469 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000090469 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000090469 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090472 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000090472 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000090472 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000090471 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000090471 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000090471 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000090474 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000090474 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000090474 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000090473 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	49.90%
C000090473 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000090473 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000090475 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000090475 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000090475 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000090475 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090476 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000090476 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000090476 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000090476 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090478 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000090478 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000090478 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000090477 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000090477 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000090477 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000062028 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000062028 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062028 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000062028 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062028 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062028 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000062028 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000062028 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000062028 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000062028 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000062028 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062028 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062028 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062028 | AssetAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000062028 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000062027 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000062027 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062027 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000062027 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000062027 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000062027 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000062027 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000062027 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000062027 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000062027 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000062027 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062027 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062027 | AssetAgency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062027 | AssetAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000062027 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204843 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000204843 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000204843 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000204843 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000204843 | Reliance Industries Ltd.FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000204843 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000204843 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000204843 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000204843 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000204843 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000204843 | China
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000204843 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000204843 | India
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000204843 | Republic of Korea
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000204843 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000204843 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000204843 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000204843 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000204843 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204843 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000204842 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000204842 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000204842 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000204842 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000204842 | Reliance Industries Ltd.FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000204842 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000204842 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000204842 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000204842 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000204842 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000204842 | China
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000204842 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000204842 | India
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000204842 | Republic of Korea
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000204842 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000204842 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000204842 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000204842 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000204842 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204842 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000007719 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000007719 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000007719 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000007719 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000007718 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000007718 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000007718 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000007718 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000062030 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062030 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000062030 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000062030 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062030 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062030 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000062030 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000062030 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000062030 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000062030 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000062030 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000062030 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000062030 | France
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000062030 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000062030 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000062030 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000062030 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000062030 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000062030 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000062030 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000062029 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062029 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000062029 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000062029 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000062029 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000062029 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000062029 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000062029 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000062029 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000062029 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000062029 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000062029 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000062029 | France
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000062029 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000062029 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000062029 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000062029 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000062029 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000062029 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000062029 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000131278 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000131278 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000131277 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000131277 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000124881 | SectorEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000124881 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000124880 | SectorEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000124880 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000145056 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000145056 | Carlisle Cos., Inc.FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000145056 | Williams-Sonoma, Inc.FR_969904101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000145056 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000145056 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000145056 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000145056 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000145056 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000145056 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000145056 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000145056 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000145056 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000145055 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000145055 | Carlisle Cos., Inc.FR_142339100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000145055 | Williams-Sonoma, Inc.FR_969904101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000145055 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000145055 | Lennox International, Inc.FR_526107107
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000145055 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000145055 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000145055 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000145055 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000145055 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000145055 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000145055 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000223682 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000223682 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000223682 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000223682 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223682 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000223682 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000223682 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000223682 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000223682 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000223682 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000223682 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000223682 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000223681 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000223681 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000223681 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000223681 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223681 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000223681 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000223681 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000223681 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000223681 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000223681 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000223681 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000223681 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000043349 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000043349 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000043349 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000043349 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043349 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000043349 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000043349 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000043349 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000043349 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000043349 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043349 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000043349 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000043348 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000043348 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000043348 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000043348 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043348 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000043348 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000043348 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000043348 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000043348 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000043348 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043348 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000043348 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000199418 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000199418 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000199418 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000199418 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000199418 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000199418 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000199418 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000199418 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000199417 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000199417 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000199417 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000199417 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000199417 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000199417 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000199417 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000199417 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000043864 | Insmed, Inc.FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043864 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043864 | Abercrombie & Fitch Co.FR_002896207
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043864 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043864 | Sprouts Farmers Market, Inc.FR_85208M102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000043864 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000043864 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000043864 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000043864 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000043864 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043864 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000043864 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043864 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043864 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043863 | Insmed, Inc.FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043863 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043863 | Abercrombie & Fitch Co.FR_002896207
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043863 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043863 | Sprouts Farmers Market, Inc.FR_85208M102
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000043863 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000043863 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000043863 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000043863 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000043863 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000043863 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000043863 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043863 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000043863 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000124882 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000124882 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000124883 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000124883 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007701 | Cencora, Inc.FR_03073E105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007701 | Crowdstrike Holdings, Inc.FR_22788C105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007701 | Apollo Global Management, Inc.FR_03769M106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007701 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007701 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007701 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007701 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000007701 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000007701 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007701 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007701 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000007701 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007701 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000007700 | Cencora, Inc.FR_03073E105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007700 | Crowdstrike Holdings, Inc.FR_22788C105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007700 | Apollo Global Management, Inc.FR_03769M106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007700 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007700 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007700 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007700 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000007700 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000007700 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007700 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000007700 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000007700 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007700 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000046814 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000046814 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000046814 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000046814 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000046814 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000046813 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000046813 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000046813 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000046813 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000046813 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000046816 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000046816 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000046816 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000046816 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000046816 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000046815 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000046815 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C000046815 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000046815 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000046815 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000046817 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000046817 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000046817 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000046817 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000046817 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000046818 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000046818 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000046818 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000046818 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000046818 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000099067 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000099067 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	73.30%
C000099067 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000099067 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099066 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000099066 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	73.30%
C000099066 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000099066 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000218803 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000218803 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	73.80%
C000218803 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000218803 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218803 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000218802 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000218802 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	73.80%
C000218802 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000218802 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218802 | International Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153126 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000153126 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000153126 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153126 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000153127 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000153127 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	68.90%
C000153127 | Global Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000153127 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000099230 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000099230 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099231 | Fixed Income FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000099231 | Money Market FundsShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099227 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000099226 | Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000099229 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000099228 | International Equity FundsLong-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000043854 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000043854 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000043854 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000043854 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000043854 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000043854 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000043854 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000043854 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000043854 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000043854 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000043854 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000043854 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043853 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000043853 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000043853 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000043853 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000043853 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000043853 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000043853 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000043853 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000043853 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000043853 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000043853 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000043853 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000043861 | Kemper Corp.FR_488401100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043861 | U.S. Foods Holding Corp.FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000043861 | Everest Group Ltd.FR_G3223R108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000043861 | Wyndham Hotels & Resorts, Inc.FR_98311A105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000043861 | Reliance, Inc.FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000043861 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000043861 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000043861 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000043861 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000043861 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000043861 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000043861 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000043862 | Kemper Corp.FR_488401100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043862 | U.S. Foods Holding Corp.FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000043862 | Everest Group Ltd.FR_G3223R108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000043862 | Wyndham Hotels & Resorts, Inc.FR_98311A105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000043862 | Reliance, Inc.FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000043862 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000043862 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000043862 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000043862 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000043862 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000043862 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000043862 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000170902 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000170902 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170902 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000170902 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000170902 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170902 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170902 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000170902 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000170902 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000170902 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000170902 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000170902 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000170902 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000170902 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000170902 | AssetAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000170901 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000170901 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170901 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000170901 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000170901 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170901 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170901 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000170901 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000170901 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000170901 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000170901 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000170901 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000170901 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000170901 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000170901 | AssetAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%